ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES.
Salary and welfare payable	¥ 631,772	$ 88,983	¥ 624,166
Customer deposits	180,945	25,486	218,366
Accrued expenses	57,686	8,125	86,270
Accrual for purchases of property and equipment	70,014	9,861	71,234
Other tax payables	10,362	1,459	12,005
Fair value accounting of financial instruments			5,452
Others	140,794	19,831	128,161
Total	¥ 1,091,573	$ 153,745	¥ 1,145,654